Long-term Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

Unless otherwise stated, interest rates are as of December 31, 2012.

(IN MILLIONS)	December 31, 2012			December 31, 2011
	Weighted Interest Rate	Carrying Amount	Fair Value	Weighted Interest Rate	Carrying Amount	Fair Value
$1,610 million Senior secured term loan (LIBOR based variable rate of 2.21%) due 2013		$218	$218		$1,287	$1,270
$2,386 million Senior secured term loan (LIBOR based variable rate of 3.67%) due 2016		2,315	2,324		2,338	2,290
$1,222 million Senior secured term loan (LIBOR based variable rate of 2.46%) due 2017		1,176	1,173		—	—
€227 million Senior secured term loan (Euro LIBOR based variable rate of 2.05%) due 2013		34	34		186	183
€273 million Senior secured term loan (Euro LIBOR based variable rate of 3.62%) due 2016		347	347		345	338
$500 million 8.50% senior secured term loan due 2017		—	—		500	538
$635 million senior secured revolving credit facility (Euro LIBOR or LIBOR based variable rate) due 2016		—	—		—	—
Total senior secured credit facilities (with weighted average interest rate)	3.46%	4,090	4,096	4.13%	4,656	4,619
$325 million 11.50% senior debenture loan due 2016		—	—		307	350
$215 million 11.625% senior debenture loan due 2014		209	232		204	234
$1,080 million 7.75% senior debenture loan due 2018		1,084	1,211		1,084	1,165
$800 million 4.50% senior debenture loan due 2020		800	794		—	—
€50 million private placement debenture loan (EMTN) (3-month EURIBOR based variable rate) due 2012		—	—		65	64
€30 million 6.75% private placement debenture loan (EMTN) due 2012		—	—		39	39
$288 million 6.25% mandatory convertible subordinated bonds due 2013		288	325		288	346
Total debenture loans (with weighted average interest rate)	7.70%	2,381	2,562	9.72%	1,987	2,198
Other loans		1	1		4	4
Total long-term debt	5.02%	6,472	6,659	5.80%	6,647	6,821
Capital lease and other financing obligations		107			115
Bank overdrafts		5			1
Total debt and other financing arrangements		6,584			6,763
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings		355			144
Non-current portion of long-term debt and capital lease and other financing obligations		$6,229			$6,619

Schedule of Long-Term Debt Currency Wise	The carrying amounts of Nielsen’s long-term debt are denominated in the following currencies:
(IN MILLIONS)	December 31, 2012	December 31, 2011
U.S. Dollars	$6,091	$6,012
Euro	381	635
	$6,472	$6,647

Annual Maturities for Long-Term Debt	Annual maturities of Nielsen’s long-term debt are as follows:
(IN MILLIONS)
2013	$629
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
$6,472

Summary of Future Minimum Capital Lease Payments Under Non-Cancelable Capital Leases

Future minimum capital lease payments under non-cancelable capital leases at December 31, 2012 are as follows:

(IN MILLIONS)
2013	$19
2014	15
2015	14
2016	14
2017	14
Thereafter	91
Total	167
Less: amount representing interest	60
Present value of minimum lease payments	$107
Current portion	$10
Total non-current portion	97
Present value of minimum lease payments	$107